INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2019
INVENTORIES
Schedule of Inventories	Components of inventories are as follows:

	June 30,
	2018	2019

Raw materials	$19,047	$17,150
Work in progress	26,425	15,097
Finished goods	12,602	10,736

	$58,074	$42,983